Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ in Thousands	May 24, 2021	Apr. 21, 2021	May 11, 2021
Propane Education & Research Council [Member] | PERC Agreement [Member]
Milestone payable			$ 450
Viola Loan [Member] | Viola Credit Five Fund Limited Partnership [Member]
Maximum borrowing capacity		$ 3,000
Interest rate		8.25%
Unrestricted cash		$ 1,000
Covenant terms		As part of the Viola Credit Line, Viola also received a warrant to purchase Preferred B shares or the most senior class of Company's shares issued in the first round of equity financing consummated following May 14, 2021, in an amount of up to $250 and an additional $150 upon extension of the draw-down term and an additional $150 upon the Second Extended Drawdown Term (the "Second Viola Warrants"). The Second Viola Warrants can be exercised for cash or on a cashless 'net issuance' basis. The exercise price for Preferred B shares will be determined based on the lowest price such warrant shares were purchased or if the Company consummates an IPO or a financing of at least $10,000 ("Next Equity Round") within twelve months - 85% of the initial "price to Public" or 85% of the lowest price actually paid for the shares issuable in such Next Equity Round.
PPP Note [Member]
Debt forgiven amount	$ 653